Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accumulated other comprehensive income
Pension and post-retirement benefit adjustments	$ (0.3)	$ (0.3)
Unrealised gain on investments	2.6	2.5
Foreign currency translation adjustments	47.1	53.0
Total accumulated other comprehensive income	$ 49.4	$ 55.2